Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 126,088,111.48
Previously Paid Amount	0.00
Total Fee Amount	17,412.77
Total Offset Amount	0.00
Net Fee	$ 17,412.77